Taxation (Details) - Schedule of components of income tax expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current income tax:
Current income tax charge	$ 2,052	$ 2,374	$ 704
Adjustments in respect of current income tax of prior years	97	(7)
Deferred tax:
Origination and reversal of temporary differences	(402)	(292)	1,247
Effect of tax rate change			(131)
Adjustment in respect of prior years			(132)
Income tax charge for the year	$ 1,747	$ 2,075	$ 1,688